Note 12 - Commitments and Contingencies: Litigation (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Litigation

Litigation

On December 30, 2015, our former beverage distributor, Splash Beverage Group ('SBG'), filed the following action in Broward County Circuit Court, Florida: Splash Beverage Group, Inc. v. KonaRed Corporation Case No. 15-022541 CACE 09 regarding the Company's cancellation of the beverage distribution agreement ("CDA") and the sales and marketing agreement ('SMA") the parties had executed on April 23, 2014. The Company had cancelled the SMA on September 16, 2015 and the CDA on September 23, 2015. The Company believes SBG's allegations are both factually and legally unfounded and the likelihood of a material loss in this matter is considered to be remote and any damages the Company may pay are not currently estimable.

On September 22, 2015 we settled a claim from two related parties that a service provider engaged by SBG to provide social media postings services to the Company had violated the copyrights of two related clients regarding certain pictures used by the service provider. We had received this claim on March 27, 2015 and settled the matter for a net payment of $75,000, of which the Company's insurance providers paid $59,000 and the company paid $16,000.

Various lawsuits, claims and other contingencies arise in the ordinary course of the Company’s business activities. As of the date of these financial statements, other than the aforementioned contingency we know of no threatened or pending lawsuits, claims or other similar contingencies.